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Brighthouse Life Insurance Company of NY
285 Madison Avenue
New York, NY 10017

May 5, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E
Washington, D.C. 20549

Re:    Brighthouse Life Insurance Company of NY
       Brighthouse Variable Annuity Account B
       File Nos. 333-209059/811-08306
      (Class S (offered on and after May 2, 2016) and
      Class S- L Share Option (offered on and after May 2, 2016)
      Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company of NY (the "Company") and Brighthouse Variable Annuity Account B (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and Statement of Additional Information, each dated May 1, 2017, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph
(c) of Rule 497 does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 1 for the Account filed with the Commission on April 19, 2017.

If you have any questions, please call the undersigned at (203) 316-8888.

Sincerely,

/s/ John B. Towers

John B. Towers, Esq.
Corporate Counsel
Brighthouse Life Insurance Company of NY